LOANS - Loan portfolio by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	251,981,889	236,970,165
Loan portfolio | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	190,129,486	176,168,055
Loan portfolio | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	200,136,125	186,203,770	$ 188,313,361	$ 231,573,437
Loan portfolio | Financial assets at amortised cost, category | Gross carrying amount | Up to 1 year
Disclosure of financial assets [line items]
Financial assets	72,080,213	69,119,163
Loan portfolio | Financial assets at amortised cost, category | Gross carrying amount | From 1 to 3 years
Disclosure of financial assets [line items]
Financial assets	46,310,815	42,517,115
Loan portfolio | Financial assets at amortised cost, category | Gross carrying amount | From 3 to 5 years
Disclosure of financial assets [line items]
Financial assets	26,622,937	24,863,613
Loan portfolio | Financial assets at amortised cost, category | Gross carrying amount | More than 5 years
Disclosure of financial assets [line items]
Financial assets	55,122,160	49,703,879
Commercial - Client portfolio | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	110,051,750	101,753,217
Commercial - Client portfolio | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	115,414,643	107,047,817	104,775,099	122,027,804
Commercial - Client portfolio | Financial assets at amortised cost, category | Gross carrying amount | Up to 1 year
Disclosure of financial assets [line items]
Financial assets	59,494,116	57,018,945
Commercial - Client portfolio | Financial assets at amortised cost, category | Gross carrying amount | From 1 to 3 years
Disclosure of financial assets [line items]
Financial assets	30,333,667	27,895,921
Commercial - Client portfolio | Financial assets at amortised cost, category | Gross carrying amount | From 3 to 5 years
Disclosure of financial assets [line items]
Financial assets	13,675,325	12,044,149
Commercial - Client portfolio | Financial assets at amortised cost, category | Gross carrying amount | More than 5 years
Disclosure of financial assets [line items]
Financial assets	11,911,535	10,088,802
Consumer | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	57,810,307	55,692,165
Consumer | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	61,976,325	59,999,611	59,419,444	76,889,145
Consumer | Financial assets at amortised cost, category | Gross carrying amount | Up to 1 year
Disclosure of financial assets [line items]
Financial assets	10,887,363	10,679,728
Consumer | Financial assets at amortised cost, category | Gross carrying amount | From 1 to 3 years
Disclosure of financial assets [line items]
Financial assets	14,549,074	13,325,877
Consumer | Financial assets at amortised cost, category | Gross carrying amount | From 3 to 5 years
Disclosure of financial assets [line items]
Financial assets	11,342,281	11,496,786
Consumer | Financial assets at amortised cost, category | Gross carrying amount | More than 5 years
Disclosure of financial assets [line items]
Financial assets	25,197,607	24,497,220
Mortgage | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	21,562,412	18,106,219
Mortgage | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	22,035,727	18,486,206	17,883,355	29,120,316
Mortgage | Financial assets at amortised cost, category | Gross carrying amount | Up to 1 year
Disclosure of financial assets [line items]
Financial assets	990,277	865,216
Mortgage | Financial assets at amortised cost, category | Gross carrying amount | From 1 to 3 years
Disclosure of financial assets [line items]
Financial assets	1,427,865	1,187,222
Mortgage | Financial assets at amortised cost, category | Gross carrying amount | From 3 to 5 years
Disclosure of financial assets [line items]
Financial assets	1,605,095	1,317,412
Mortgage | Financial assets at amortised cost, category | Gross carrying amount | More than 5 years
Disclosure of financial assets [line items]
Financial assets	18,012,490	15,116,356
Microcredit | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	757	223,869
Microcredit | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	4,375	277,529	267,720	317,739
Microcredit | Financial assets at amortised cost, category | Gross carrying amount | Up to 1 year
Disclosure of financial assets [line items]
Financial assets	3,402	162,667
Microcredit | Financial assets at amortised cost, category | Gross carrying amount | From 1 to 3 years
Disclosure of financial assets [line items]
Financial assets	209	108,095
Microcredit | Financial assets at amortised cost, category | Gross carrying amount | From 3 to 5 years
Disclosure of financial assets [line items]
Financial assets	236	5,266
Microcredit | Financial assets at amortised cost, category | Gross carrying amount | More than 5 years
Disclosure of financial assets [line items]
Financial assets	528	1,501
Interbank & overnight funds | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	704,260	392,585
Interbank & overnight funds | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	705,055	392,607	$ 5,967,743	$ 3,218,433
Interbank & overnight funds | Financial assets at amortised cost, category | Gross carrying amount | Up to 1 year
Disclosure of financial assets [line items]
Financial assets	$ 705,055	$ 392,607